Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2009
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.04	$ 0.04
Common stock, shares authorized	12,500,000	12,500,000	12,500,000
Common stock, shares issued	3,233,814	3,233,814
Preferred Stock, par value	$ 0.04	$ 0.04
Preferred stock, shares authorized	250,000	250,000	250,000
Preferred stock, shares issued	0	0
Treasury stock, shares	189,587	189,587